Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

NOTE 6 — LEASES

The Company leases offices spaces and employee dormitories under non-cancelable operating leases, with expiration dates between 2024 and 2037. In addition, on April 20, 2014, Taizhou Zhongjin signed a lease agreement with the landlord to lease a factory building for 20 years, with annual rent of approximately $39,000 (RMB 250,000). Taizhou Zhongjin invested a total of approximately $0.79 million (RMB 5 million) in leasehold improvements to the leased factory. Pursuant to the lease agreement, the annual rent expense was waived by the landlord to offset against the leasehold improvements until the end of the lease.

The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Lease expenses are recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	September 30, 2024	September 30, 2023
Operating lease right-of-use assets	$256,117	$-

Operating lease liabilities – current	$185,154	$-
Operating lease liabilities – non-current	96,175	-
Total operating lease liabilities	$281,329	$-

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2024 and 2023:

	September 30, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.23	-
Weighted average discount rate	3.0%	-

During the years ended September 30, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $201,176, $24,099 and $74,536, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2024:

2025	$190,355
2026	97,421
Total lease payments	287,776
Less: imputed interest	(6,447)
Present value of lease liabilities	$281,329